Debt - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2014	Dec. 31, 2013	Sep. 16, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Line of credit facility, outstanding borrowings	$ 0			$ 1,500,000,000
Line of credit facility, maturity date	Nov. 01, 2021
Percentage of equity interest in foreign subsidiaries pledged as security to secured debt	65.00%
Percentage of unused portion of credit facility	50.00%
Annual share repurchase limit	$ 25,000,000
Amounts borrowed under the credit facility	0
Principal amount of debt		$ 342,000,000			$ 225,000,000
Proceeds from issuance of public debt offering		$ 1,000,000	$ 1,000,000
Debt Covenant Terms November 1, 2016 through December 31, 2017 [Member]
Debt Instrument [Line Items]
Amount of dividend restriction	38,000,000
Debt Covenant Terms 2018 [Member]
Debt Instrument [Line Items]
Amount of dividend restriction	38,000,000
Debt Covenant Terms 2019 [Member]
Debt Instrument [Line Items]
Amount of dividend restriction	50,000,000
Debt Covenant Terms 2020 [Member]
Debt Instrument [Line Items]
Amount of dividend restriction	50,000,000
Debt Covenant Terms January 01, 2021 through November 01, 2021 [Member]
Debt Instrument [Line Items]
Amount of dividend restriction	$ 75,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility, covenant description	The Revolving Credit Agreement also includes financial covenants requiring the maintenance of a specified interest expense coverage ratio of not less than 5.00 to 1.00, and a leverage ratio for any period of four consecutive fiscal quarters that is not greater than 2.25 to 1.00. As of September 30, 2016, Alcoa Corporation was in compliance with all such covenants.
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest expense coverage ratio required to be maintained	5.00
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Leverage ratio, covenants requirements	225.00%
Alcoa Nederland Holding BV [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum outstanding borrowings				750,000,000
Letters of credit sublimit under credit facility				400,000,000
Proceeds from issuance of public debt offering	$ 1,228,000,000
Debt redemption description	ANBHV has the option to redeem the Notes on at least 30 days, but not more than 60 days, prior notice to the holders of the Notes under multiple scenarios, including, in whole or in part, at any time or from time to time after September 2019, in the case of the 2024 Notes, or after September 2021, in the case of the 2026 Notes, at a redemption price specified in the indenture (up to 105.063% of the principal amount for the 2024 Notes and up to 103.500% of the principal amount of the 2026 Notes, plus any accrued and unpaid interest in each case).
Debt instrument redemption price percentage	101.00%
Cash held in escrow	$ 1,228,000,000
Cash on hand to fund redemption of senior notes	$ 81,000,000
Alcoa Nederland Holding BV [Member] | Minimum [Member]
Debt Instrument [Line Items]
Commitment fee paid to maintain credit facility	0.225%
Debt instrument redemption period	30 days
Alcoa Nederland Holding BV [Member] | Maximum [Member]
Debt Instrument [Line Items]
Commitment fee paid to maintain credit facility	0.45%
Debt instrument redemption period	60 days
Alcoa Nederland Holding BV [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum outstanding borrowings				$ 750,000,000
Alcoa Nederland Holding BV [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, interest rate description	Loans will bear interest at a rate per annum equal to, at ANHBV’s option, either (a) an adjusted LIBOR rate or (b) a base rate determined by reference to the highest of (1) the prime rate of JPMorgan Chase Bank, N.A., (2) the greater of the federal funds effective rate and the overnight bank funding rate, plus 0.5%, and (3) the one month adjusted LIBOR rate plus 1% per annum, plus, in each case, an applicable margin.
Alcoa Nederland Holding BV [Member] | Revolving Credit Facility [Member] | Federal Funds Effective Rate [Member]
Debt Instrument [Line Items]
Debt instrument, margin over variable rate	0.50%
Alcoa Nederland Holding BV [Member] | Revolving Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument, margin over variable rate	1.00%
Alcoa Nederland Holding BV [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Applicable margin on LIBOR loans	1.75%
Applicable margin on base rate loans	0.75%
Alcoa Nederland Holding BV [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Applicable margin on LIBOR loans	2.50%
Applicable margin on base rate loans	1.50%
6.75% Senior Notes Due 2024 [Member] | Alcoa Nederland Holding BV [Member]
Debt Instrument [Line Items]
Principal amount of debt	$ 750,000,000
Senior notes, interest percentage	6.75%
Debt instrument maturity date	2024
6.75% Senior Notes Due 2024 [Member] | Alcoa Nederland Holding BV [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument redemption price percentage	105.063%
7% Senior Notes Due 2026 [Member] | Alcoa Nederland Holding BV [Member]
Debt Instrument [Line Items]
Principal amount of debt	$ 500,000,000
Senior notes, interest percentage	7.00%
Debt instrument maturity date	2026
7% Senior Notes Due 2026 [Member] | Alcoa Nederland Holding BV [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument redemption price percentage	103.50%